WARRANTS - Issued with the 2018 Notes (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Nov. 05, 2018	Mar. 31, 2019	Feb. 05, 2018	Jan. 18, 2018
Warrants
Warrants to purchase common stock (in dollars)		$ 80
Warrants Issued with the 2018 Notes
Warrants
Initial fair value recorded as debt discount (in dollars)			$ 100	$ 100
Warrants to purchase common stock (in shares)	76,847
Warrants to purchase common stock (in dollars)	$ 300
Exercise price (in dollars per share)	$ 6.59